Investment in associated companies - Ownership Percentage (Details)	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 10, 2015
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%	50.00%	50.00%	50.00%
Seabras Sapura (b)
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%		50.00%
SeaMex
Schedule of Equity Method Investments [Line Items]
Ownership interest (as percent)	50.00%		50.00%		50.00%